Note 10 - Derivative Instruments (Details) - Fair Value of Derivative Instruments Reported in the Balance Sheets (USD $) In Thousands, unless otherwise specified	9 Months Ended			9 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Designated as Hedging Instrument [Member] Successor [Member] Foreign Exchange Contract [Member] Other Current Assets [Member]	Dec. 31, 2012 Designated as Hedging Instrument [Member] Predecessor [Member] Foreign Exchange Contract [Member] Other Current Assets [Member]	Dec. 31, 2013 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Other Current Assets [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Predecessor [Member]
Derivatives, Fair Value [Line Items]
Assets Balance Sheet Location	Assets Balance Sheet Location			Other current assets
Derivative Contracts	$ 163	$ 163	$ 336	$ 163	$ 163	$ 336